Credit risk (Tables)	12 Months Ended
Dec. 31, 2018
Credit Risk Tables Abstract
Schedule of gross carrying amounts of loans to customers

	2018				2017
	ECL staging
	Stage 1	Stage 2	Stage 3	Total	Total
	Lifetime ECL	Lifetime ECL	Lifetime ECL
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	24,100	101,150	698,520	823,770	818,114
Accrued interest	-	-	153,181	153,181	-
Gross loan receivables	24,100	101,150	851,701	976,951	818,114
Loss allowance	(3,919)	(20,498)	(372,880)	(397,297)	(26,724)
Carrying amount	20,181	80,652	478,821	579,654	791,390